STOCKHOLDERS' EQUITY (Details Narratives) (USD $)	6 Months Ended
	Feb. 28, 2015	Aug. 31, 2014	Dec. 31, 2013
Common Stock, Shares Authorized	75,000,000	937,500,000	937,500,000
Common Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001	$ 0.001
Share repurchase obligation	$ 14,333		$ 23,000
Exercise price	$ 0.01
Warrnts value	41,168
Warrants for services	100,000
Expected term	1 year 8 months 12 days
Consultant [Member]
Exercise price	$ 1.00
Additional warrants	1,264,024
Warrants for services	1,264,023
Expected term	10 years
Common Stock [Member]
Common Stock, Shares Authorized	937,500,000
Common Stock, Par or Stated Value Per Share	$ 0.0001
Share repurchase obligation	3,036,450
Accrued interest	1,645,611
September 2014
Share repurchase obligation	1,000,000
Total debt	1,386,450
Accrued interest	27,333
Exercise price	$ 1.0
Total proceeds	1,000,000
January 2015
Common Stock, Shares Authorized	250,000
Accrued interest	11,555
Exercise price	$ 1.00
Total proceeds	$ 250,000